Taxation - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Tax Examination [Line Items]
Loss before income taxes	$ 159.0	$ 60.9	$ 205.5	$ 113.0
Bermuda
Income Tax Examination [Line Items]
Loss before income taxes	$ 8.3	$ 32.9	$ 18.9	$ 44.6